RELATED PARTY TRANSACTIONS (Commission, Advertising and Other Revenues) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Commission, advertising and other revenues	32,693,858	14,963,277	6,296,578
Egencia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	44,358	47,154	17,396
Egencia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	198,631	97,378	2,421
Hotels.com [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	5,326,181	3,648,431	1,416,719
EAN.com, L.P [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	26,127,688	10,112,820	4,828,489
Expedia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	394,003	407,474
Kuxun [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	339,669	650,020
Expedia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues			31,553
Second 2012 Affiliate Company [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	263,328
Expedia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	3,701,192